PROVISION FOR INCOME TAXES	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
PROVISION FOR INCOME TAXES

NOTE 15 – PROVISION FOR INCOME TAXES

Cayman Islands and British Virgin Islands

QMMM Holdings Limited is incorporated in Cayman Islands and Grade A Global Limited and Witty Time Holdings Limited are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current Cayman Islands law and British Virgin Islands law, respectively. In addition, upon payments of dividends by these entities to their shareholders, no withholding tax will be imposed.

HK SAR

On March 21, 2018, the HK SAR Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 21, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, the HK SAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million. The following tables provide the reconciliation of the difference between the statutory and effective tax expenses for the year ended September 30, 2024, 2023 and 2022.

	For the year ended September 30,
	2024	2023	2022

(Loss) Income before tax expenses	$(1,580,198)	$(1,287,661)	$916,921
Tax expenses at the Cayman Islands statutory income tax rate	-	-	-
Income taxes computed at Hong Kong Profits Tax rate	(260,732)	(212,464)	151,292
Tax allowance at the statutory tax rates	(1,008)	(6,401)	(10,118)
Tax effect on non-assessable income*	(5,214)	(1,519)	(11,747)
Tax effect on non-deductible expenses	124,712	222,184	10,430
Tax effect on tax losses not recognized	147,013	5,336	-
Tax effect on utilization of tax losses	(4,771)	-	(2,405)
Tax effect of two-tier tax rate	-	(3,568)	(21,094)
Income taxes	$-	$3,568	$116,358

*	Income that is not taxable mainly consisted of government grants which are non-taxable under Hong Kong profits tax law for the year ended September 30, 2024, 2023 and 2022.

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED SEPTEMBER 30, 2024 AND 2023

(Stated in US Dollars)

NOTE 15 – PROVISION FOR INCOME TAXES (CONTINUED)

The following table reconciles the statutory tax rate to the Company’s effective tax rate for the year ended September 30, 2024, 2023 and 2022:

	For the year ended September 30,
	2024	2023	2022

Cayman Islands statutory tax rate	0.0%	0.0%	0.0%
HK SAR statutory tax rate	16.5%	16.5%	16.5%
Tax allowance	0.1%	0.5%	(1.1)%
Non-assessable income	0.3%	0.1%	(1.3)%
Non-deductible expenses	(7.9)%	(17.3)%	1.1%
Tax losses not recognized	(9.3)%	(0.4)%	-
Utilization of tax losses	0.3%	-	(0.2)%
Two-tier tax rate	-	0.3%	(2.3)%
Effective tax rate	$-	$(0.3)%	$12.7%

Significant component of deferred tax assets as follows:

	September 30,
	2024	2023	2022

Net operating loss carry forward	$183,535	$40,257	$34,837
Valuation allowance	(183,535)	(40,257)	(34,837)
Deferred tax assets	$-	$-	$-

In assessing the realizability of deferred tax assets, management consider whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making the assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. The Company concludes that it cannot reliably predict future profitability, and accordingly, unable to determine if it can derive future benefits from the deferred tax assets arising from the net operating loss carry forward.

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED SEPTEMBER 30, 2024 AND 2023

(Stated in US Dollars)